NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
NET LOSS PER SHARE
Schedule of basic and diluted net loss per share

	For the years ended
	December 31,
	2018	2019	2020
	US$	US$	US$
Numerator:
Net loss attributable to Adagene Inc.’s shareholders	(15,266,184)	(16,432,308)	(42,397,279)
Deemed contribution from convertible redeemable preferred shareholders	1,186,187	—	—
Accretion of convertible redeemable preferred shares to redemption value	(222,846)	(246,184)	(248,113)
Net loss attributable to ordinary shareholders	(14,302,843)	(16,678,492)	(42,645,392)
Denominator:
Weighted‑average number of ordinary shares outstanding—basic and diluted	15,159,136	15,178,232	15,950,698
Net Loss per share—basic and diluted	(0.94)	(1.10)	(2.67)

Schedule of potentially dilutive securities that are not included in the calculation of diluted net loss per share

	For the years ended
	December 31,
	2018	2019	2020
Convertible redeemable preferred shares	20,430,200	21,977,914	27,249,824
Share options	293,133	582,526	1,795,932